Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information
Summary Of Operating Revenues And Expenses By Segment
Segment Results, including a reconciliation to AT&T consolidated results, for 2012, 2011, and 2010 are as follows:
At December 31, 2012 and for the year ended			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Total segment operating revenues	$66,763	$59,567	$1,049	$55	$-	$127,434
Operations and support expenses	43,296	41,207	773	1,024	9,994	96,294
Depreciation and amortization expenses	6,873	11,123	106	41	-	18,143
Total segment operating expenses	50,169	52,330	879	1,065	9,994	114,437
Segment operating income (loss)	16,594	7,237	170	(1,010)	(9,994)	12,997
Interest expense	-	-	-	-	3,444	3,444
Equity in net income (loss) of affiliates	(62)	(2)	-	816	-	752
Other income (expense) – net	-	-	-	-	134	134
Segment income (loss) before income taxes	$16,532	$7,235	$170	$(194)	$(13,304)	$10,439
Segment Assets	$132,556	$134,386	$-	$10,728	$(5,355)	$272,315
Investments in and advances to equity method affiliates	41	-	-	4,540	-	4,581
Expenditures for additions to long-lived assets	10,795	8,914	13	6	-	19,728

At December 31, 2011 and for the year ended			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Total segment operating revenues	$63,215	$60,140	$3,293	$75	$-	$126,723
Operations and support expenses	41,282	41,360	5,175	5,031	6,280	99,128
Depreciation and amortization expenses	6,329	11,615	386	47	-	18,377
Total segment operating expenses	47,611	52,975	5,561	5,078	6,280	117,505
Segment operating income (loss)	15,604	7,165	(2,268)	(5,003)	(6,280)	9,218
Interest expense	-	-	-	-	3,535	3,535
Equity in net income (loss) of affiliates	(29)	-	-	813	-	784
Other income (expense) – net	-	-	-	-	249	249
Segment income (loss) before income taxes	$15,575	$7,165	$(2,268)	$(4,190)	$(9,566)	$6,716
Segment Assets	$127,466	$133,904	$2,982	$10,530	$(4,440)	$270,442
Investments in and advances to equity method affiliates	20	-	-	3,698	-	3,718
Expenditures for additions to long-lived assets	9,765	10,449	29	29	-	20,272

For the year ended December 31, 2010			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Total segment operating revenues	$58,501	$61,761	$3,935	$83	$-	$124,280
Operations and support expenses	36,185	41,879	2,584	2,159	2,521	85,328
Depreciation and amortization expenses	6,498	12,372	497	12	-	19,379
Total segment operating expenses	42,683	54,251	3,081	2,171	2,521	104,707
Segment operating income (loss)	15,818	7,510	854	(2,088)	(2,521)	19,573
Interest expense	-	-	-	-	2,994	2,994
Equity in net income of affiliates	9	11	-	742	-	762
Other income (expense) – net	-	-	-	-	897	897
Segment income (loss) before income taxes	$15,827	$7,521	$854	$(1,346)	$(4,618)	$18,238